As filed with the Securities and Exchange Commission on December 2, 2014

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 65

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 182

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216 Alison Ryan, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 19, 2014 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on September 8, 2014. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 62 to Form N-4, File No. 33-56908) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of December, 2014.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

	Director and Chairman of	, 2014
Mark W. Mullin*	the Board

	Director, Senior Vice	, 2014
Jason Orlandi*	President, Secretary and
General Counsel

	Director, Senior Vice	, 2014
Arthur C. Schneider*	President and Chief Tax
Officer

	Senior Vice President and	, 2014
Eric J. Martin*	Corporate Controller

Director and President
Brenda K. Clancy*		, 2014

	Director, Senior Vice	, 2014
C. Michiel van Katwijk*	President, Chief Financial Officer and Treasurer

/s/Alison Ryan	Vice President	December 2, 2014
Alison Ryan

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.